Investments (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Unrealized and Realized Gains and Losses of Equity Securities

Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	121,555	82,504	33,346	4,835
Gross unrealized losses (impairment)	(66,063)	(351,380)	(287,005)	(41,612)
Net unrealized gains (losses) on equity securities held	55,492	(268,876)	(253,659)	(36,777)
Net realized gains on equity securities sold	482,202	67,105	32,536	4,717
Total net gains (losses) recognized in other income, net	537,694	(201,771)	(221,123)	(32,060)

Summary of unaudited condensed financial information of the Group's equity investments	The Group summarized the unaudited condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Balance sheet data:
Current assets	520,871	463,921	67,262
Non-current assets	1,798,402	1,404,594	203,647
Current liabilities	182,176	173,776	25,195
Non-current liabilities	7,746	13,249	1,921
Redeemable preferred shares	906,420	1,059,852	153,664

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Operating data:
Revenues	944,974	925,020	755,532	109,542
Gross profit	307,531	407,487	285,140	41,341
Operating income (loss)	109,456	459,079	(10,022)	(1,453)
Net income (loss)	115,962	464,352	(8,133)	(1,179)